Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Share Capital
Outstanding as of December 31, 2024	707,463

Issuance of Ordinary Shares from an exercise of pre-funded warrants (3)	78,000
Issuance of Ordinary Shares associated with best-efforts offering (4)	625,000
Issuance of Ordinary Shares for the reverse split process (see note 1.c.)	672
Issuance of Ordinary Shares associated with warrant exercise inducement transaction (5)	830,500
Issuance of Ordinary Shares from an exercise of options	46,198
1,580,370

Outstanding as of June 30, 2025	2,287,833

(1)	In September 2022, the Company completed its IPO whereby the Company issued and sold in connection with the closing of the IPO 46,875 units, each consisting of one Ordinary Share and two warrants to purchase one Ordinary Share each. In addition, the underwriter exercised its over-allotment option with respect to 14,062 warrants to purchase 14,062 Ordinary Shares.

The warrants were exercisable immediately upon issuance, at an exercise price of $320.00 per Ordinary Share and are exercisable until September 12, 2027. On September 16, 2022, 500 warrants were exercised into 500 Ordinary Shares. On December 14, 2022, the exercise price of the warrants was adjusted to $160.00 per Ordinary Share.

(2)	On June 6, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”), with YA II PN, Ltd. (“YA”), a fund managed by Yorkville Advisors Global, LP. Pursuant to the terms of the SEPA, YA is committed to purchase up to $10 million (the “Commitment Amount”), of the Company’s Ordinary Shares at any time during the three-year period following the execution date of the SEPA. Any sale of Ordinary Shares pursuant to the SEPA is subject to certain limitations, including that YA may not accept any purchase of Ordinary Shares that would result in it owning more than 4.99% of the Company’s Ordinary Shares. During June 2024, the Company issued 6,250 Ordinary Shares pursuant to the SEPA for proceeds of $267 thousand. During 2024, the Company issued 307,175 Ordinary Shares pursuant to the SEPA for net proceeds of $4.4 million. During 2025 the Company did not issue any Ordinary Shares pursuant to the SEPA.

(3)	On November 27, 2024, the Company completed a registered direct offering and concurrent private placement for the issuance and sale of 63,000 Ordinary Shares, 142,500 pre-funded warrants to purchase up to 142,500 Ordinary Shares in the registered direct offering and warrants to purchase up to 205,500 Ordinary Shares in the concurrent private placement at a combined purchase price of $9.00 per ordinary share. During December 2024, 64,500 pre-funded warrants were exercised into 64,500 Ordinary Shares, and on January 8, 2025, an additional 78,000 pre-funded warrants were exercised into 78,000 Ordinary Shares.

The warrants issued pursuant to the concurrent private placement have an exercise price of $10.00 per Ordinary Share, are immediately exercisable and expire five years following the date of issuance. The Company received gross proceeds of approximately $1.85 million, before deducting underwriting discounts and commissions and before offering expenses ($1.58 million net proceeds after deducting underwriting discounts and commissions and other expenses).

(4)	On January 30, 2025, the Company announced the closing of best efforts public offering with a single institutional investor for the purchase and sale of 86,250 Ordinary Shares, 538,750 pre-funded warrants to purchase up to 538,750 Ordinary Shares, and warrants to purchase up to 625,000 Ordinary Shares, at a combined offering price of $4.00 per share and accompanying warrant (the “Offering”). The Company received aggregate gross proceeds of approximately $2.5 million, before deducting placement agent fees and other offering expenses ($2.2 million net proceeds after deducting placement agent discounts and commissions and other expenses) and assuming no exercise of the warrants. The warrants have an exercise price of $4.00 per share, are exercisable immediately and expire five years from the issuance date.

In connection with the Offering, the Company also agreed to amend existing warrants that were previously issued on November 27, 2024 to the investor participating in the Offering to purchase up to 205,500 Ordinary Shares of the Company, with an exercise price of $10.00 per share. Such existing warrants have been amended to reduce the exercise price to $4.00 per share and now expire five years following the closing of the Offering.

(5)	On April 29, 2025, the Company entered into an inducement exercise letter agreement with Armistice Capital, LLC (the “Selling Shareholder”) (the same investor from November 2024 and January 2025 offerings) with respect to outstanding warrants to purchase up to an aggregate of 830,500 Ordinary Shares. Pursuant to the inducement exercise letter agreement, the Selling Shareholder agreed to exercise for cash (i) warrants to purchase up to 205,500 Ordinary Shares, originally issued on November 27, 2024, and (ii) warrants to purchase up to 625,000 Ordinary Shares, originally issued on January 30, 2025 (collectively, the Existing Warrants), at a reduced exercise price of $1.45 per share. The warrant exercise resulted in gross proceeds to the Company of approximately $1.2 million ($1.04 million net proceeds after deducting underwriting discounts and commissions and other expenses.) In consideration for the immediate exercise of the Existing Warrants, the Company issued to the Selling Shareholder new warrants to purchase up to an aggregate of 1,661,000 Ordinary Shares at an exercise price of $1.45 per share (the “New Warrants”). The New Warrants were exercisable immediately upon issuance and were to expire five years from the date of issuance. The New Warrants were exercised as part of an inducement offer letter agreement with the Selling Shareholder dated August 6, 2025 (see also Note 5.a).

Schedule of Equity Warrants to Investors and Associate

b.1 Equity Warrants to investors and associated with the IPO and follow on fund raising, as of June 30, 2025:

Number of warrants/ options		Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
98,589		September 13, 2022	$160.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading
2,344		September 15, 2022	$424.80	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
295		September 15, 2022	$338.40	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor
1,661,000	(*)	April 30, 2025	$145.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by an investor (see also Note 5.a)

Schedule of Option Activity

Below is a summary of the Company’s option activity and related information with respect to options outstanding at the beginning and end of each period:

	Number of Options	Weighted-average exercise price

Outstanding as of January 1, 2025	22,309	$54.48

Exercised	(62)	$0.24

Expired and forfeited	(3,705)	$157.53

Outstanding as of June 30, 2025	18,542	$33.39

Exercisable as of June 30, 2025	13,910	$27.05

Schedule of Options to Consultants

The Company’s outstanding options to consultants as of June 30, 2025 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	1,383	$0.24	1,383
2017	Rendered services	461	$0.24	461
2021	Rendered services	863	$0.24-$180.00	863
2023	Rendered services	1,250	$43.68	555